CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 290,766	$ 262,881	$ 285,583
Cost of revenues	202,389	187,236	188,741
Gross profit	88,377	75,645	96,842
Operating expenses:
Research and development, net	29,473	30,997	26,793
Sales and marketing	33,509	33,021	39,469
General and administrative	20,589	19,199	23,278
Total operating expenses	83,571	83,217	89,540
Operating income (loss)	4,806	(7,572)	7,302
Financial expenses and others, net	8,625	5,923	6,521
Income (loss) before taxes on income	(3,819)	(13,495)	781
Taxes on income	11,009	2,618	2,476
Equity loss in affiliates		979	649
Net loss	$ (14,828)	$ (17,092)	$ (2,344)
Net loss per share:
Basic and diluted net loss per share	$ (0.18)	$ (0.21)	$ (0.03)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	83,414,831	81,149,687	80,296,581